UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Financial Corporation
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

   /s/ Martin F. Hollenbeck         Fairfield, Ohio          February 7, 2011
   ------------------------         ---------------          ----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.      File No.    Name
01       28-10753    The Cincinnati Insurance Company
02       28-10754    The Cincinnati Life Insurance Company
03       28-10755    The Cincinnati Casualty Company
04       28-10756    The Cincinnati Indemnity Company
05       28-12741    The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            0

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total       767,326
                                           (thousands)

List of Other Included Managers:   None

                                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      SH/     COLUMN 6    COLUMN 7  COLUMN 8
          ISSUER             TITLE OF CLASS   CUSIP    FMV (000) SHARES/PRINCIPAL PRN  INVESTMENT DIS OTH MGRS    SOLE   SHARED NONE
3M CO                        COMMON          88579Y101    16,311          189,000  SH  SOLE                       189,000   -     -
ABBOTT LABORATORIES          COMMON          002824100    10,435          217,800  SH  SOLE                       217,800   -     -
AGL RESOURCES INC            COMMON          001204106    22,800          635,997  SH  SOLE                       635,997   -     -
AMERIGAS PARTNERS-LP         COMMON          030975106       386            7,900  SH  SOLE                         7,900   -     -
AT&T INC                     COMMON          00206R102    15,924          542,000  SH  SOLE                       542,000   -     -
AUTOMATIC DATA PROCESSING    COMMON          053015103     4,628          100,000  SH  SOLE                       100,000   -     -
BAXTER INTERNATIONAL INC     COMMON          071813109    11,896          235,000  SH  SOLE                       235,000   -     -
BLACKROCK INC                COMMON          09247X101     6,670           35,000  SH  SOLE                        35,000   -     -
BOARDWALK PIPELINE PARTNERS  COMMON          096627104       492           15,800  SH  SOLE                        15,800   -     -
BUCKEYE PARTNERS LP          COMMON          118230101       809           12,100  SH  SOLE                        12,100   -     -
CHEVRON CORP                 COMMON          166764100    30,295          332,000  SH  SOLE                       332,000   -     -
CLOROX COMPANY               COMMON          189054109    19,020          300,573  SH  SOLE                       300,573   -     -
CONOCOPHILLIPS               COMMON          20825C104     6,810          100,000  SH  SOLE                       100,000   -     -
COPANO ENERGY LLC-UNITS      COMMON          217202100       516           15,300  SH  SOLE                        15,300   -     -
DOVER CORP                   COMMON          260003108    42,715          730,800  SH  SOLE                       730,800   -     -
DUKE ENERGY CORP             COMMON          26441C105    22,369        1,256,000  SH  SOLE                     1,256,000   -     -
EMERSON ELECTRIC CO          COMMON          291011104    15,541          271,845  SH  SOLE                       271,845   -     -
ENBRIDGE ENERGY PARTNERS LP  COMMON          29250R106     1,123           18,000  SH  SOLE                        18,000   -     -
ENERGY TRANSFER EQUITY LP    COMMON          29273V100     1,090           27,900  SH  SOLE                        27,900   -     -
ENERGY TRANSFER PARTNERS LP  COMMON          29273R109     1,586           30,600  SH  SOLE                        30,600   -     -
ENTERPRISE PRODUCTS PARTNERS COMMON          293792107     4,816          115,750  SH  SOLE                       115,750   -     -
GENUINE PARTS CO             COMMON          372460105    42,253          823,000  SH  SOLE                       823,000   -     -
HONEYWELL INTERNATIONAL INC  COMMON          438516106    50,369          947,500  SH  SOLE                       947,500   -     -
INERGY LP                    COMMON          456615103       585           14,900  SH  SOLE                        14,900   -     -
INTEL CORP                   COMMON          458140100    10,109          480,700  SH  SOLE                       480,700   -     -
INTL BUSINESS MACHINES CORP  COMMON          459200101    24,949          170,000  SH  SOLE                       170,000   -     -
JOHNSON & JOHNSON            COMMON          478160104    26,286          425,000  SH  SOLE                       425,000   -     -
KINDER MORGAN ENERGY PRTNRS  COMMON          494550106     3,246           46,200  SH  SOLE                        46,200   -     -
LINEAR TECHNOLOGY CORP       COMMON          535678106    27,471          794,200  SH  SOLE                       794,200   -     -
LINN ENERGY LLC-UNITS        COMMON          536020100     1,181           31,500  SH  SOLE                        31,500   -     -
MAGELLAN MIDSTREAM PARTNERS  COMMON          559080106     1,463           25,900  SH  SOLE                        25,900   -     -
MARKWEST ENERGY PARTNERS LP  COMMON          570759100       624           14,400  SH  SOLE                        14,400   -     -
MCDONALD'S CORP              COMMON          580135101    34,361          447,638  SH  SOLE                       447,638   -     -
MEDTRONIC INC                COMMON          585055106    25,583          689,750  SH  SOLE                       689,750   -     -
MEDTRONIC INC                CONVERTIBLE DEB 585055AK2     1,912        1,900,000  PRN SOLE                     1,900,000   -     -
MEDTRONIC INC                CONVERTIBLE DEB 585055AM8     2,365        2,350,000  PRN SOLE                     2,350,000   -     -
MERIDIAN BIOSCIENCE INC      COMMON          589584101    18,065          780,000  SH  SOLE                       780,000   -     -
MICROCHIP TECHNOLOGY INC     COMMON          595017104    20,868          610,000  SH  SOLE                       610,000   -     -
MICROSOFT CORP               COMMON          594918104    24,700          885,000  SH  SOLE                       885,000   -     -
NUSTAR ENERGY LP             COMMON          67058H102       827           11,900  SH  SOLE                        11,900   -     -
ONEOK PARTNERS LP            COMMON          68268N103     1,145           14,400  SH  SOLE                        14,400   -     -
PAYCHEX INC                  COMMON          704326107    24,728          800,000  SH  SOLE                       800,000   -     -
PEPSICO INC                  COMMON          713448108    49,618          759,500  SH  SOLE                       759,500   -     -
PFIZER INC                   COMMON          717081103     6,899          394,000  SH  SOLE                       394,000   -     -
PLAINS ALL AMER PIPELINE LP  COMMON          726503105     1,708           27,200  SH  SOLE                        27,200   -     -
PRAXAIR INC                  COMMON          74005P104    10,788          113,000  SH  SOLE                       113,000   -     -
PROCTER & GAMBLE CO/THE      COMMON          742718109     3,210           49,900  SH  SOLE                        49,900   -     -
REGENCY ENERGY PARTNERS LP   COMMON          75885Y107       447           16,400  SH  SOLE                        16,400   -     -
RPM INTERNATIONAL INC        COMMON          749685103    18,226          824,725  SH  SOLE                       824,725   -     -
SPECTRA ENERGY CORP          COMMON          847560109     4,896          195,900  SH  SOLE                       195,900   -     -
SUBURBAN PROPANE PARTNERS LP COMMON          864482104       466            8,300  SH  SOLE                         8,300   -     -
SUNOCO LOGISTICS PARTNERS LP COMMON          86764L108       426            5,100  SH  SOLE                         5,100   -     -
SYSCO CORP                   COMMON          871829107    28,771          978,613  SH  SOLE                       978,613   -     -
TC PIPELINES LP              COMMON          87233Q108       369            7,100  SH  SOLE                         7,100   -     -
VERIZON COMMUNICATIONS INC   COMMON          92343V104    24,427          682,700  SH  SOLE                       682,700   -     -
WAL-MART STORES INC          COMMON          931142103    37,291          691,464  SH  SOLE                       691,464   -     -
WILLIAMS PARTNERS LP         COMMON          96950F104       462            9,900  SH  SOLE                         9,900   -     -
                                                         767,326